Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares) | shares	4,500,000
Underwriting discount	$ 100,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount	$ 6,000,000